Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments	Tax Refund
Total	$ 183.6	$ 60.2	$ 8.2	$ 0.5	$ 6.1	$ 258.6
Australia
Total	183.0	48.1	5.1		0.7	236.9	$ 2.9
Australia | Australian Taxation Office (ATO)
Total	183.0					183.0	$ 2.9
Australia | Department of Mines and Petroleum
Total		48.1	0.3			48.4
Australia | Water Corporation
Total			1.3			1.3
Australia | Department of Biodiversity, Conservation and Attractions
Total			3.5			3.5
Australia | Shire of Murray
Total					0.3	0.3
Australia | Shire of Waroona
Total					0.2	0.2
Australia | Shire of Harvey
Total					0.2	0.2
Brazil
Total	0.2	12.1	3.0	0.5	5.4	21.2
Brazil | Secretaria Especial da Receita Federal do Brasil (RFB)
Total	0.2					0.2
Brazil | Agencia Nacional de Mineracao (ANM)
Total		6.5				6.5
Brazil | Instituto de Desenvolvimento Florestal e da Biodiversidade do Estado do Para
Total			3.0			3.0
Brazil | Secretaria da Fazenda do Estado do Para
Total		2.6				2.6
Brazil | Estado do Para
Total				$ 0.5		0.5
Brazil | Usinas da Paz (USIPAZ)
Total					0.3	0.3
Brazil | Prefeitura Municipal de Juruti
Total		$ 3.0			4.9	7.9
Brazil | Secretaria de Estado de Meio Ambiente e Sustentabilidade
Total					$ 0.2	0.2
United States
Total	0.4		0.1			0.5
United States | U.S. Treasury
Total	$ 0.4					0.4
United States | Office of Surface Mining and Reclamation
Total			$ 0.1			$ 0.1